Investment Properties - Summary of Investment Properties (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 11, 2025
Investment Properties
Fair Value under IAS 40	$ 2,824,478	$ 2,855,384
Investment Properties excluding Right-of-use assets	4,662,323	4,669,678
Right-of-Use Assets under Lease Agreements	8,096,626	8,119,351
Total Investment Properties	12,758,949	12,789,029
Improvements to leased premises
Investment Properties
Investment property	843,878	837,954
Construction in Progress
Investment Properties
Investment property	$ 993,966	$ 976,340